Deconsolidation of Subsidiary (Details) - Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Loss Attributable to the Company on Deconsolidation of a subsidiary [Abstract]
Fair Value Consideration receivable/received
Share capital at disposal	162,000	1,328
Add: Retained earnings at disposal date	3,701	(165,453)
Total of Net assets at disposal	165,701	(164,125)
Group Share	124,276	(83,704)
Less Goodwill at acquisition date	68,500	308,802
Total Loss on deconsolidation date	$ (192,776)	$ (225,098)